STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .5%
Aptiv	24,099		2,112,277
BorgWarner	19,664		743,299
Ford Motor	369,873		3,524,890
General Motors	123,814		4,994,657
Harley-Davidson	15,895	[a]	568,723
			11,943,846
Banks - 5.6%
Bank of America	836,606		25,667,072
BB&T	72,695		3,745,973
Citigroup	218,795		15,569,452
Citizens Financial Group	44,027		1,640,446
Comerica	15,406		1,127,719
Fifth Third Bancorp	69,446		2,061,852
First Republic Bank	15,403		1,530,442
Huntington Bancshares	99,833		1,422,620
JPMorgan Chase & Co.	306,568		35,561,888
KeyCorp	93,225		1,712,543
M&T Bank	13,280		2,181,240
People's United Financial	36,800		604,256
Regions Financial	97,140		1,547,440
SunTrust Banks	42,471		2,828,569
SVB Financial Group	5,003	[b]	1,160,546
The PNC Financial Services Group	42,444		6,065,248
U.S. Bancorp	140,950		8,055,292
Wells Fargo & Co.	382,412		18,512,565
Zions Bancorp	17,845		804,274
			131,799,437
Capital Goods - 6.5%
3M	54,386		9,502,322
A.O. Smith	13,192		599,576
Allegion	8,914		922,956
AMETEK	21,906		1,962,997
Arconic	38,401		961,561
Caterpillar	53,914		7,098,856
Cummins	13,802		2,263,528
Deere & Co.	29,966		4,963,868
Dover	13,557		1,312,995
Eaton	40,296		3,311,928
Emerson Electric	58,379		3,787,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 6.5% (continued)
Fastenal	54,387		1,675,120
Flowserve	13,186		659,696
Fortive	27,852		2,118,145
Fortune Brands Home & Security	12,832		704,990
General Dynamics	25,752		4,788,327
General Electric	822,719		8,597,414
Honeywell International	68,389		11,794,367
Huntington Ingalls Industries	4,154		948,358
Illinois Tool Works	28,201		4,349,440
Ingersoll-Rand	23,192		2,867,923
Jacobs Engineering Group	10,886		898,204
Johnson Controls International	76,971		3,266,649
L3Harris Technologies	21,055		4,371,018
Lockheed Martin	23,126		8,375,543
Masco	28,176		1,148,736
Northrop Grumman	16,129		5,573,699
PACCAR	33,293		2,335,171
Parker-Hannifin	12,004		2,101,660
Pentair	15,803		613,314
Quanta Services	14,357		537,239
Raytheon	26,599		4,848,732
Rockwell Automation	11,080		1,781,442
Roper Technologies	9,778		3,555,770
Snap-on	5,296	[a]	808,223
Stanley Black & Decker	14,561		2,149,058
Textron	22,409		1,104,764
The Boeing Company	49,331		16,830,751
TransDigm Group	4,595	[b]	2,230,597
United Rentals	7,859	[b]	994,556
United Technologies	76,536		10,225,210
W.W. Grainger	4,370	[a]	1,271,801
Wabtec	14,984	[a]	1,163,957
Xylem	17,094		1,372,477
			152,750,568
Commercial & Professional Services - .7%
Cintas	7,834		2,040,287
Copart	18,978	[b]	1,471,364
Equifax	11,209		1,559,060
IHS Markit	33,572	[b]	2,162,708
Nielsen Holdings	33,513		776,161
Republic Services	20,089		1,780,890
Robert Half International	11,536		696,890
Rollins	13,546	[a]	454,197
Verisk Analytics	15,526		2,355,605

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .7% (continued)
Waste Management	36,389		4,257,513
			17,554,675
Consumer Durables & Apparel - 1.1%
Capri Holdings	13,867	[b]	493,527
D.R. Horton	32,748		1,504,116
Garmin	11,091		871,642
Hanesbrands	32,535	[a]	523,488
Hasbro	10,959		1,327,792
Leggett & Platt	11,808	[a]	471,966
Lennar, Cl. A	27,531		1,309,650
Mohawk Industries	6,095	[b]	759,986
Newell Brands	39,513	[a]	560,689
NIKE, Cl. B	118,022		10,153,433
PulteGroup	24,926		785,418
PVH	7,358		654,273
Ralph Lauren	5,089		530,426
Tapestry	26,033		805,201
Under Armour, Cl. A	17,950	[b]	414,107
Under Armour, Cl. C	18,044	[b]	367,015
VF	31,065		2,714,770
Whirlpool	6,038		878,408
			25,125,907
Consumer Services - 2.0%
Carnival	37,858	[a]	1,788,033
Chipotle Mexican Grill	2,294	[b]	1,824,946
Darden Restaurants	11,867		1,442,553
H&R Block	20,727	[a]	573,931
Hilton Worldwide Holdings	28,155		2,718,365
Marriott International, Cl. A	26,214	[a]	3,645,319
McDonald's	71,822		15,134,332
MGM Resorts International	47,970		1,440,059
Norwegian Cruise Line Holdings	19,607	[b]	969,370
Royal Caribbean Cruises	15,851		1,844,105
Starbucks	114,777		10,868,234
Wynn Resorts	9,167		1,192,352
Yum! Brands	28,534		3,210,646
			46,652,245
Diversified Financials - 5.1%
Affiliated Managers Group	4,902		420,543
American Express	64,799		8,059,052
Ameriprise Financial	12,546		1,825,568
Berkshire Hathaway, Cl. B	182,722	[b]	37,536,580
BlackRock	11,276		5,273,560
Capital One Financial	44,594		4,121,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.1% (continued)
CBOE Global Markets	10,917		1,193,337
CME Group	33,850		6,581,117
Discover Financial Services	31,298		2,808,683
E*TRADE Financial	22,595		1,102,410
Franklin Resources	27,921	[a]	911,062
Intercontinental Exchange	53,110		4,666,245
Invesco	37,305		715,883
Jefferies Financial Group	26,227		559,422
MarketAxess Holdings	3,186		1,073,809
Moody's	15,479		3,317,769
Morgan Stanley	121,541		5,415,867
MSCI	8,053		1,829,964
Nasdaq	11,398		1,098,425
Northern Trust	21,092		2,067,016
Raymond James Financial	11,882		958,521
S&P Global	23,248		5,694,598
State Street	35,841		2,082,004
Synchrony Financial	62,271		2,234,283
T. Rowe Price Group	22,489		2,550,028
The Bank of New York Mellon	83,545		3,919,931
The Charles Schwab	112,598		4,866,486
The Goldman Sachs Group	32,068		7,059,129
			119,942,669
Energy - 4.8%
Anadarko Petroleum	46,596		3,432,261
Apache	37,097		905,909
Baker Hughes, a GE Company	47,550	[a]	1,207,295
Cabot Oil & Gas	40,487		775,731
Chevron	179,733		22,126,930
Cimarex Energy	8,856		448,734
Concho Resources	18,878		1,844,003
ConocoPhillips	106,210		6,274,887
Devon Energy	38,134		1,029,618
Diamondback Energy	14,375		1,486,806
EOG Resources	54,559		4,683,890
Exxon Mobil	399,390		29,698,640
Halliburton	83,168		1,912,864
Helmerich & Payne	10,440		518,659
Hess	23,141		1,500,462
HollyFrontier	15,498		771,335
Kinder Morgan	184,089		3,795,915
Marathon Oil	80,491		1,132,508
Marathon Petroleum	62,882		3,545,916
National Oilwell Varco	34,779		828,436

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.8% (continued)
Noble Energy	44,387		980,065
Occidental Petroleum	71,222		3,657,962
ONEOK	38,084		2,668,927
Phillips 66	39,123		4,012,455
Pioneer Natural Resources	15,763		2,175,925
Schlumberger	130,261		5,206,532
TechnipFMC	40,943	[a]	1,127,570
The Williams Companies	113,991		2,808,738
Valero Energy	39,693		3,383,828
			113,942,801
Food & Staples Retailing - 1.5%
Costco Wholesale	41,303		11,384,346
Sysco	44,466		3,049,034
The Kroger Company	75,339		1,594,173
Walgreens Boots Alliance	73,880		4,025,721
Walmart	132,479		14,623,032
			34,676,306
Food, Beverage & Tobacco - 3.8%
Altria Group	175,723		8,271,282
Archer-Daniels-Midland	53,462		2,196,219
Brown-Forman, Cl. B	15,097	[a]	827,467
Campbell Soup	17,731		733,000
Conagra Brands	45,394		1,310,525
Constellation Brands, Cl. A	15,845		3,118,613
General Mills	55,587		2,952,226
Hormel Foods	25,017	[a]	1,025,447
Kellogg	22,993		1,338,652
Lamb Weston Holdings	13,620		914,174
McCormick & Co.	11,694	[a]	1,853,967
Molson Coors Brewing, Cl. B	17,346		936,511
Mondelez International, Cl. A	136,905		7,323,048
Monster Beverage	36,838	[b]	2,374,946
PepsiCo	132,322		16,912,075
Philip Morris International	146,805		12,274,366
The Coca-Cola Company	362,428		19,074,586
The Hershey Company	12,844		1,948,949
The J.M. Smucker Company	10,591		1,177,613
The Kraft Heinz Company	58,688		1,878,603
Tyson Foods, Cl. A	27,851		2,214,154
			90,656,423
Health Care Equipment & Services - 6.3%
Abbott Laboratories	166,408		14,494,137
ABIOMED	4,225	[b]	1,176,916
Align Technology	6,902	[b]	1,443,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.3% (continued)
AmerisourceBergen	15,163		1,321,455
Anthem	24,264		7,148,417
Baxter International	45,389		3,811,314
Becton Dickinson & Company	25,461		6,436,541
Boston Scientific	131,169	[b]	5,569,436
Cardinal Health	27,442		1,254,923
Centene	38,502	[b]	2,005,569
Cerner	31,042		2,224,159
Cigna	35,967		6,111,513
CVS Health	122,772		6,859,272
Danaher	59,356		8,339,518
DaVita	11,525	[b]	689,771
Dentsply Sirona	21,793		1,186,629
Edwards Lifesciences	19,507	[b]	4,152,065
HCA Healthcare	25,111		3,352,570
Henry Schein	14,781	[a,b]	983,528
Hologic	26,245	[b]	1,345,056
Humana	12,632		3,748,546
IDEXX Laboratories	7,972	[b]	2,248,503
Intuitive Surgical	10,830	[b]	5,626,293
Laboratory Corporation of America Holdings	9,514	[b]	1,593,785
McKesson	17,815		2,475,394
Medtronic	126,519		12,897,347
Quest Diagnostics	12,859		1,312,647
ResMed	13,057		1,680,436
Stryker	29,277		6,141,729
Teleflex	4,315		1,465,978
The Cooper Companies	4,654		1,570,260
UnitedHealth Group	89,809		22,363,339
Universal Health Services, Cl. B	7,880		1,188,777
Varian Medical Systems	8,272	[b]	970,885
WellCare Health Plans	4,699	[b]	1,349,788
Zimmer Biomet Holdings	18,875		2,550,579
			149,090,145
Household & Personal Products - 1.9%
Church & Dwight	23,066		1,740,099
Colgate-Palmolive	80,882		5,802,475
Coty, Cl. A	30,968	[a]	337,861
Kimberly-Clark	32,345		4,387,599
The Clorox Company	11,969		1,946,159
The Estee Lauder Companies, Cl. A	20,352		3,748,635
The Procter & Gamble Company	236,668		27,936,291
			45,899,119

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 2.5%
Aflac	69,997		3,684,642
American International Group	82,645		4,627,294
Aon	22,407		4,240,525
Arthur J. Gallagher & Co.	17,350		1,568,960
Assurant	5,716		647,966
Chubb	43,217		6,605,286
Cincinnati Financial	14,257		1,530,204
Everest Re Group	3,664		903,689
Lincoln National	20,086		1,312,419
Loews	25,225		1,350,546
Marsh & McLennan Cos.	47,777		4,720,368
MetLife	91,172		4,505,720
Principal Financial Group	23,837		1,383,499
Prudential Financial	38,848		3,935,691
The Allstate	31,634		3,397,492
The Hartford Financial Services Group	33,394		1,924,496
The Progressive	55,159		4,466,776
The Travelers Companies	24,903		3,651,278
Torchmark	9,842		898,771
Unum Group	20,927		668,618
Willis Towers Watson	11,978		2,338,345
			58,362,585
Materials - 2.7%
Air Products & Chemicals	20,730		4,732,037
Albemarle	9,734	[a]	710,193
Amcor	152,178	[b]	1,613,087
Avery Dennison	8,402		965,138
Ball	31,757		2,269,990
Celanese	11,780		1,321,363
CF Industries Holdings	22,129		1,096,713
Corteva	71,040		2,095,680
Dow	71,322		3,454,838
DuPont de Nemours	70,382		5,078,765
Eastman Chemical	13,297		1,001,929
Ecolab	23,649		4,770,713
FMC	12,872		1,112,398
Freeport-McMoRan	136,480		1,509,469
International Flavors & Fragrances	9,312	[a]	1,340,835
International Paper	37,023		1,625,680
Linde	51,667		9,882,864
LyondellBasell Industries, Cl. A	26,306		2,201,549
Martin Marietta Materials	5,846		1,448,346
Newmont Goldcorp	77,064		2,814,377
Nucor	28,212		1,534,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.7% (continued)
Packaging Corporation of America	8,353		843,402
PPG Industries	22,434		2,633,527
Sealed Air	14,172		592,248
The Mosaic Company	31,903		803,637
The Sherwin-Williams Company	7,667		3,933,478
Vulcan Materials	12,243		1,693,819
WestRock	23,447		845,264
			63,925,508
Media & Entertainment - 8.3%
Activision Blizzard	71,212		3,470,873
Alphabet, Cl. A	28,261	[b]	34,427,550
Alphabet, Cl. C	28,934	[b]	35,203,419
CBS, Cl. B	32,773		1,688,137
Charter Communications, Cl. A	16,243	[b]	6,259,727
Comcast, Cl. A	427,332		18,447,922
Discovery, Cl. A	13,890	[a,b]	421,006
Discovery, Cl. C	33,799	[b]	954,484
DISH Network, Cl. A	20,410	[b]	691,083
Electronic Arts	28,495	[b]	2,635,787
Facebook, Cl. A	226,596	[b]	44,011,741
Fox, Cl. A	33,320		1,243,502
Fox, Cl. B	15,408		573,178
Netflix	41,255	[b]	13,324,952
News Corp., Cl. A	38,818		510,845
News Corp., Cl. B	9,950		133,927
Omnicom Group	20,692	[a]	1,659,912
Take-Two Interactive Software	10,842	[b]	1,328,362
The Interpublic Group of Companies	35,866		822,049
The Walt Disney Company	164,759		23,562,185
TripAdvisor	9,018	[a,b]	398,145
Twitter	67,596	[b]	2,859,987
Viacom, Cl. B	33,674		1,022,006
			195,650,779
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
AbbVie	139,471		9,291,558
Agilent Technologies	29,815		2,069,459
Alexion Pharmaceuticals	21,149	[b]	2,395,970
Allergan	29,219		4,689,649
Amgen	57,735		10,772,196
Biogen	18,377	[b]	4,370,418
Bristol-Myers Squibb	153,507		6,817,246
Celgene	66,462	[b]	6,105,199
Eli Lilly & Co.	81,527		8,882,367
Gilead Sciences	119,516		7,830,688

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.3% (continued)
Illumina	13,796	[b]	4,130,246
Incyte	16,887	[b]	1,434,044
IQVIA Holdings	15,257	[b]	2,428,457
Johnson & Johnson	250,666		32,641,727
Merck & Co.	243,045		20,170,305
Mettler-Toledo International	2,405	[b]	1,819,984
Mylan	47,502	[b]	992,792
Nektar Therapeutics	16,230	[a,b]	461,906
PerkinElmer	10,332		889,792
Perrigo	12,214		659,678
Pfizer	523,961		20,350,645
Regeneron Pharmaceuticals	7,408	[b]	2,257,662
Thermo Fisher Scientific	37,754		10,483,531
Vertex Pharmaceuticals	24,136	[b]	4,021,540
Waters	6,826	[b]	1,437,283
Zoetis	44,740		5,140,179
			172,544,521
Real Estate - 3.0%
Alexandria Real Estate Equities	10,571	[c]	1,547,172
American Tower	41,739	[c]	8,832,807
Apartment Investment & Management, Cl. A	14,592	[c]	722,888
AvalonBay Communities	13,228	[c]	2,761,874
Boston Properties	14,212	[c]	1,889,485
CBRE Group, Cl. A	28,802	[b]	1,526,794
Crown Castle International	39,316	[c]	5,239,250
Digital Realty Trust	19,448	[c]	2,224,073
Duke Realty	35,387	[c]	1,179,449
Equinix	7,856	[c]	3,944,498
Equity Residential	34,706	[c]	2,737,956
Essex Property Trust	6,255	[c]	1,890,386
Extra Space Storage	11,973	[c]	1,345,645
Federal Realty Investment Trust	6,970	[c]	920,110
HCP	45,149	[c]	1,441,608
Host Hotels & Resorts	69,970	[c]	1,216,778
Iron Mountain	26,571	[a,c]	781,453
Kimco Realty	37,920	[c]	728,443
Mid-America Apartment Communities	10,340	[c]	1,218,466
Prologis	59,416	[c]	4,789,524
Public Storage	14,186	[c]	3,443,793
Realty Income	29,617	[c]	2,049,793
Regency Centers	15,956	[c]	1,064,265
SBA Communications	10,447	[c]	2,563,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 3.0% (continued)
Simon Property Group	29,076	[c]	4,716,127
SL Green Realty	8,178	[c]	663,072
The Macerich Company	11,001	[a,c]	363,583
UDR	25,937	[c]	1,194,658
Ventas	34,679	[c]	2,333,550
Vornado Realty Trust	15,564	[c]	1,001,076
Welltower	38,052	[c]	3,162,882
Weyerhaeuser	70,913	[c]	1,801,899
			71,297,155
Retailing - 6.5%
Advance Auto Parts	6,709		1,010,644
Amazon.com	39,025	[b]	72,851,089
AutoZone	2,390	[b]	2,684,066
Best Buy	22,503		1,722,155
Booking Holdings	4,112	[b]	7,757,740
CarMax	15,634	[a,b]	1,372,040
Dollar General	24,539		3,288,717
Dollar Tree	22,723	[b]	2,312,065
eBay	78,237		3,222,582
Expedia Group	12,480		1,656,595
Foot Locker	10,487		430,596
Gap	20,757	[a]	404,762
Genuine Parts	13,842		1,344,335
Kohl's	15,623	[a]	841,455
L Brands	20,647		535,790
LKQ	28,628	[b]	770,952
Lowe's	74,264		7,530,370
Macy's	28,037		637,281
Nordstrom	11,343	[a]	375,567
O'Reilly Automotive	7,481	[b]	2,848,466
Ross Stores	35,058		3,717,200
Target	49,048		4,237,747
The Home Depot	104,291		22,285,944
The TJX Companies	114,988		6,273,745
Tiffany & Co.	10,254	[a]	963,056
Tractor Supply	11,124		1,210,402
Ulta Beauty	5,253	[b]	1,834,610
			154,119,971
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	83,453	[a,b]	2,541,144
Analog Devices	35,111		4,124,138
Applied Materials	90,378		4,461,962
Broadcom	37,155		10,774,578
Intel	422,323		21,348,428

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 3.9% (continued)
KLA-Tencor	15,598		2,126,319
Lam Research	14,243		2,971,232
Maxim Integrated Products	25,883		1,532,015
Microchip Technology	22,352	[a]	2,110,476
Micron Technology	105,817	[b]	4,750,125
NVIDIA	57,438		9,690,939
Qorvo	12,106	[b]	887,249
Qualcomm	114,674		8,389,550
Skyworks Solutions	16,030		1,367,038
Texas Instruments	88,534		11,067,635
Xilinx	23,933		2,733,388
			90,876,216
Software & Services - 12.2%
Accenture, Cl. A	60,185		11,590,427
Adobe	46,045	[b]	13,761,009
Akamai Technologies	15,546	[b]	1,370,069
Alliance Data Systems	4,477		702,531
ANSYS	7,867	[b]	1,597,945
Autodesk	20,543	[b]	3,208,200
Automatic Data Processing	40,859		6,803,841
Broadridge Financial Solutions	11,119		1,413,447
Cadence Design Systems	25,958	[b]	1,918,556
Citrix Systems	11,739		1,106,283
Cognizant Technology Solutions, Cl. A	54,016		3,518,602
DXC Technology	24,760		1,380,865
Fidelity National Information Services	56,902		7,582,191
Fiserv	52,542	[b]	5,539,503
FleetCor Technologies	8,173	[b]	2,322,521
Fortinet	13,471	[b]	1,081,856
Gartner	8,564	[b]	1,193,222
Global Payments	14,663		2,462,211
International Business Machines	83,474		12,374,186
Intuit	24,375		6,759,431
Jack Henry & Associates	7,186		1,003,884
Mastercard, Cl. A	84,769		23,080,056
Microsoft	723,354		98,571,450
Oracle	230,685		12,987,565
Paychex	30,225		2,510,186
PayPal Holdings	110,609	[b]	12,211,234
Salesforce.com	73,168	[b]	11,304,456
Symantec	59,837		1,290,086
Synopsys	13,833	[b]	1,836,469
The Western Union Company	39,519	[a]	829,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.2% (continued)
Total System Services	15,630		2,121,304
VeriSign	10,095	[b]	2,130,954
Visa, Cl. A	164,411	[a]	29,265,158
			286,829,597
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	27,861		2,599,989
Apple	413,165		88,020,672
Arista Networks	4,833	[b]	1,321,584
Cisco Systems	405,681		22,474,727
Corning	75,270		2,314,552
F5 Networks	5,658	[b]	830,142
FLIR Systems	12,348		613,202
Hewlett Packard Enterprise	127,700		1,835,049
HP	142,795		3,004,407
IPG Photonics	3,585	[b]	469,671
Juniper Networks	32,701		883,581
Keysight Technologies	17,420	[b]	1,559,438
Motorola Solutions	15,480		2,569,061
NetApp	22,813		1,334,332
Seagate Technology	24,974	[a]	1,156,546
TE Connectivity	32,380		2,991,912
Western Digital	27,714		1,493,507
Xerox	19,191		616,031
			136,088,403
Telecommunication Services - 2.1%
AT&T	688,632		23,447,920
CenturyLink	91,431	[a]	1,105,401
T-Mobile US	28,310	[b]	2,257,156
Verizon Communications	390,281		21,570,831
			48,381,308
Transportation - 2.0%
Alaska Air Group	10,966		694,806
American Airlines Group	37,769		1,152,332
CH Robinson Worldwide	13,273	[a]	1,111,348
CSX	72,506		5,104,422
Delta Air Lines	57,637		3,518,162
Expeditors International of Washington	16,039		1,224,578
FedEx	22,691		3,869,496
J.B. Hunt Transport Services	8,428		862,774
Kansas City Southern	9,831		1,216,488
Norfolk Southern	25,010		4,779,911
Southwest Airlines	47,369		2,440,925
Union Pacific	67,019		12,060,069
United Airlines Holdings	21,198	[b]	1,948,308

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.0% (continued)
United Parcel Service, Cl. B	65,361		7,808,679
			47,792,298
Utilities - 3.2%
AES	61,923		1,039,687
Alliant Energy	22,213		1,100,432
Ameren	23,297		1,763,350
American Electric Power	46,652		4,096,512
American Water Works	17,120		1,965,034
Atmos Energy	10,950		1,193,988
CenterPoint Energy	46,515		1,349,400
CMS Energy	25,802		1,502,192
Consolidated Edison	30,308		2,574,968
Dominion Energy	75,303		5,594,260
DTE Energy	17,150		2,179,936
Duke Energy	68,732		5,960,439
Edison International	30,634		2,283,458
Entergy	17,871		1,887,535
Evergy	24,299		1,469,847
Eversource Energy	29,775		2,258,731
Exelon	91,232		4,110,914
FirstEnergy	47,527		2,089,762
NextEra Energy	45,184		9,360,769
NiSource	33,139		983,897
NRG Energy	27,596		942,127
Pinnacle West Capital	10,579		965,016
PPL	68,075		2,017,062
Public Service Enterprise Group	47,003		2,686,221
Sempra Energy	25,794		3,493,281
The Southern Company	97,802		5,496,472
WEC Energy Group	29,170		2,492,868
Xcel Energy	48,239		2,875,527
			75,733,685
Total Common Stocks (cost $635,859,098)			2,341,636,167
	Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.19%, 9/12/19 (cost $1,072,299)	1,075,000	[d,e]	1,072,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,263,980)	2.28	18,263,980	[f]	18,263,980

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $962,947)	2.28	962,947	[f]	962,947
Total Investments (cost $656,158,324)		100.1%		2,361,935,669
Liabilities, Less Cash and Receivables		(.1%)		(3,480,952)
Net Assets		100.0%		2,358,454,717

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $65,013,341 and the value of the collateral held by the fund was $67,500,883, consisting of cash collateral of $962,947 and U.S. Government & Agency securities valued at $66,537,936.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Common Stocks†	2,341,636,167	-	-	2,341,636,167
Investment Companies	19,226,927	-	-	19,226,927
U.S. Treasury	-	1,072,575	-	1,072,575
Liabilities ($)
Other Financial Instruments:
Futures††	(131,997)	-	-	(131,997)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus S&P 500 Index Fund

July 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	116	9/19	17,429,337	17,297,340	(131,997)
Gross Unrealized Depreciation				(131,997)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which

NOTES

can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $1,705,777,345, consisting of $1,730,419,495 gross unrealized appreciation and $24,642,150 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.